TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 IDR (Rp) item	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Estimated taxable income (loss) of the Company			Rp 400	Rp (861)	Rp 1,703
Total income tax expense – current		$ 656	9,432	11,357	10,738
Net income tax benefit - deferred		(4)	(66)	(1,399)	(1,721)
Net Income Tax Expense	Rp 9,366	$ 652	9,366	9,958	9,017
The company
TAXATION
Corporate income tax			80		340
Current corporate income tax expense:			99
Final tax expense			57	586	331
Total income tax expense – current			236	586	671
Net income tax benefit - deferred			Rp (159)	Rp (1,608)	Rp (844)
Change in tax rate		(5.00%)	(5.00%)	(5.00%)	(5.00%)
Threshold percentage of interest owned by public		40.00%	40.00%
Threshold number of persons owned shares | item		300	300
Threshold percentage owned by each member		5.00%	5.00%
Threshold period to meet prescribed criteria		183 days	183 days
Applicable tax rate		20.00%	20.00%	20.00%	20.00%
The company | Tax loss utilization (recognition)
TAXATION
Net income tax benefit - deferred			Rp 172	Rp (172)
The company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred			5	(235)	Rp (214)
The company | Finance leases
TAXATION
Net income tax benefit - deferred			2	0	68
The company | Valuation of long-term investments
TAXATION
Net income tax benefit - deferred					(34)
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred			(180)	(1,012)	(825)
The company | Trade receivables write-off (provision for impairment of receivables)
TAXATION
Net income tax benefit - deferred			(132)	(206)	41
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred			(36)	26	142
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred			(18)	1	(10)
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred			(10)	(10)	(12)
Subsidiaries
TAXATION
Corporate income tax			9,193	10,766	10,053
Final tax expense			3	5	14
Total income tax expense – current			9,196	10,771	10,067
Net income tax benefit - deferred			Rp 93	Rp 209	Rp (877)
Applicable tax rate		25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Net income tax benefit - deferred			Rp 121	Rp 25	Rp (813)
Telkomsel | Cost to obtain contracts
TAXATION
Net income tax benefit - deferred			38
Telkomsel | Finance leases
TAXATION
Net income tax benefit - deferred			170	177	164
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred			64	(55)	(913)
Telkomsel | Trade receivables write-off (provision for impairment of receivables)
TAXATION
Net income tax benefit - deferred			(88)	(41)	(5)
Telkomsel | Amortization of (addition to) license
TAXATION
Net income tax benefit - deferred			58	12	(4)
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred			(83)	(68)	(55)
Subsidiaries - others
TAXATION
Net income tax benefit - deferred			Rp (28)	Rp 184	Rp (64)